DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	3.33%	$836	4.08%	$1,586
Brookfield Property Partners’ corporate bonds	4.25%	1,082	4.23%	586
Brookfield Property REIT Inc. term debt	4.17%	4,010	4.88%	4,726
Brookfield Property REIT Inc. senior secured notes	5.75%	1,000	—%	—
Brookfield Property REIT Inc. corporate facility	4.03%	715	4.76%	387
Brookfield Property REIT Inc. junior subordinated notes	3.39%	206	3.97%	206
Forest City Realty Trust Inc. term debt(1)	—%	—	6.38%	1,247
Subsidiary borrowings	3.27%	202	5.62%	495

Secured debt obligations:
Funds subscription credit facilities(1)(2)	2.83%	57	3.85%	4,517
Fixed rate	4.35%	28,717	4.41%	25,545
Variable rate	4.52%	19,121	4.97%	25,131
Deferred financing costs		(418)		(462)
Total debt obligations		$55,528		$63,964

Current		$8,825		$5,874
Non-current		46,565		57,937
Debt associated with assets held for sale		138		153
Total debt obligations		$55,528		$63,964

(1)
In the first quarter of 2019, the partnership deconsolidated BSREP III due to loss of control. The Forest City term debt and the BSREP III credit facilities are no longer being consolidated. See Note 5, Investment Properties for further information.

(2)	Funds subscription credit facilities are secured by co-investors’ capital commitments.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2019			Dec. 31, 2018
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$39,286	$	$39,286	$50,682	$	$50,682
British pounds	6,997		£5,279	5,172		£4,053
Canadian dollars	3,431	C$	4,457	2,688	C$	3,666
South Korean Won	1,973	₩	2,280,000	1,617	₩	1,805,000
Australian dollars	1,273	A$	1,814	1,401	A$	1,988
Indian Rupee	2,209	Rs	157,797	1,469	Rs	102,016
Brazilian reais	480	R$	1,935	684	R$	2,651
China Yuan	11	C¥	78	70	C¥	484
Euros	286		€255	643		€561
Deferred financing costs	(418)			(462)
Total debt obligations	$55,528			$63,964

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2018	Debt obligation issuance, net of repayments	Deconsolidation of BSREP III	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Dec. 31, 2019
Debt obligations	$63,964	2,670	(13,601)	2,751	(128)	105	251	(484)	$55,528